Fair Value Measurements (Details) - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value of the public warrants, subsequent to initial measurement (in Dollars)		$ 14,700,000
Observed success rates of business combination	88.00%		88.00%